Organization and Principal Activities	12 Months Ended
Dec. 31, 2013
Organization and Principal Activities

1. Organization and Principal Activities

Noah Holdings Limited (“Company”) was incorporated on June 29, 2007 in the Cayman Islands by six individuals (the “Founders”). The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the “Group”), is a leading wealth management service provider focusing on distributing wealth management products to the high net worth population in the People’s Republic of China (“PRC”). The Group began offering services in 2005 through Shanghai Noah Investment Management Co., Ltd. (“Noah Investment”), a consolidated variable interest entity, founded in the PRC in August 2005.

The Company’s significant subsidiaries as of December 31, 2013 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Rongyao Investment Consulting Co., Ltd.	August 24, 2007	PRC	100%
Shanghai Noah Financial Services Co., Ltd.*	April 18, 2008	PRC	100%
Noah Insurance (Hong Kong) Limited**	January 3, 2011	Hong Kong	100%
Kunshan Noah Xingguan Investment Management Co., Ltd.	August 12, 2011	PRC	100%
Noah Holdings (Hong Kong) Limited	September 1, 2011	Hong Kong	100%
Shanghai Rongyao Information Technology Co., Ltd.	March 2, 2012	PRC	100%
Noah Financial Express (Wuhu) Microfinance Co., Ltd.	August 13, 2013	PRC	100%

*	In August 2012, Shanghai Noah Yuanzheng Investment Consulting Co., Ltd. was renamed as Shanghai Noah Financial Service Co., Ltd., after it obtained the regulatory approval to authorize its business scope to include providing investment advisory wealth management and related financial services.
**	In September 2013, Noah Private Wealth Management (Hong Kong) Limited was renamed as Noah Insurance (Hong Kong) Limited. It intends to apply for insurance brokerage license in Hong Kong.

Noah Investment’s significant subsidiaries as of December 31, 2013 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.	September 29, 2007	PRC	100%
Shanghai Noah Rongyao Insurance Broker Co., Ltd.	September 24, 2008	PRC	100%
Tianjin Gopher Asset Management Co., Ltd.*	March 18, 2011	PRC	100%
Gopher Asset Management Co., Ltd.*	February 9, 2012	PRC	100%
Wuhu Gopher Asset Management Co., Ltd.	October 10, 2012	PRC	100%
Zhejiang Vanke Noah Assets Management Co., Ltd.	March 22, 2013	PRC	51%
Chongqing Gopher Longxin Equity Investment Management Co., Ltd.	September 19, 2012	PRC	80%

*	In March 2012, Noah Investment acquired 100% equity interest of Tianjin Gopher Asset Management Co., Ltd (“Tianjin Gopher”) and Gopher Asset Management Co., Ltd (“Gopher Asset”) which was established in February 2012 from Shanghai Noah Financial Services Co., Ltd. at cost. The transaction was recorded as reorganization between entities under common control with no impact on the consolidated financial statements.